UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

With copy to:

Michael L. Sapir Chairman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	John Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624	Karl Saur, Esq. BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end:	October 31 – Access High Yield Fund, Access Money Market Fund, Access Flex High Yield Fund, Access Flex Bear High Yield Fund, Access Commodity Fund and Access Bear Commodity Fund

December 31 – Access VP High Yield Fund and Access VP Bear High Yield Fund

Date of reporting period:	July 1, 2005 to June 30, 2006

PROXY VOTING RECORD FOR

PERIOD JULY 1, 2005 TO JUNE 30, 2006

Access One Trust did not vote any proxies for the twelve-month period from July 1, 2005 through June 30, 2006

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access One Trust
(Registrant)

By	/s/ Louis M. Mayberg
Louis M. Mayberg
President

Date: August 21, 2006